Related-Party Transactions - Transactions with Associates, Joint Ventures and Other Entities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Assets:
Loans and advances		¥ 130,516,241	¥ 125,190,819
Others		13,065,937	7,983,972
Liabilities:
Deposits		201,930,427	190,022,742
Others		16,767,384	10,821,441
Income statements:
Expense (interest expense and others)	[1]	3,026,892	2,917,319	¥ 2,690,719
Associates, joint ventures, and other entities [Member]
Assets:
Loans and advances		2,586,503	2,087,961
Others		31,800	136,162
Liabilities:
Deposits		552,285	325,665
Others		54,358	74,475
Income statements:
Income (interest income, fee and commission income, and others)		102,228	97,311	101,016
Expense (interest expense and others)		¥ 49,497	¥ 94,521	¥ 59,968

[1]	From the fiscal year ended March 31, 2025, the Group has presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately prior to the fiscal year ended March 31, 2025, but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.